Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Cash and Cash Equivalents
Cash and cash equivalents consist of the following:

	As at March 31,
	2021	2022	2022
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Cash at banks and in hand	26,604	54,084	713
Short-term deposits*	21,933	32,625	430

	48,537	86,709	1,143

*
Short-term deposits are made for periods of between one day and three months, depending on the immediate cash requirements of the respective companies, and earn interest at the respective short-term deposit rates.